Accounts payable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable
Schedule of accounts payable

	As of December 31,
	2020	2021

	(RMB in millions)
Vendor payable	84,643	112,317
Shipping charges payable and others	22,175	28,167

Total	106,818	140,484